Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Summary of PME Multi-Employer Plan

PME multi-employer plan	2014	2013	2012

NXP’s contributions to the plan	48	51	53
(including employees’ contributions)	4	3	4
Average number of NXP’s active employees participating in the plan	2,881	3,133	3,229
NXP’s contribution to the plan exceeded more than 5 percent of the total contribution (as of December 31 of the plan’s year end)	No	No	No

Summary of Changes in Pension Benefit Obligations and Defined-Benefit Pension Plan Assets

The table below provides a summary of the changes in the pension benefit obligations and defined-benefit pension plan assets for 2014 and 2013, associated with the Company’s dedicated plans, and a reconciliation of the funded status of these plans to the amounts recognized in the consolidated balance sheets.

	2014	2013

Projected benefit obligation
Projected benefit obligation at beginning of year	406	419
Additions	—	—
Service cost	10	12
Interest cost	13	15
Actuarial (gains) and losses	76	(23)
Curtailments and settlements	—	—
Benefits paid	(15)	(24)
Exchange rate differences	(43)	7

Projected benefit obligation at end of year	447	406

Plan assets
Fair value of plan assets at beginning of year	170	162
Actual return on plan assets	10	5
Employer contributions	11	21
Benefits paid	(15)	(24)
Exchange rate differences	(19)	6

Fair value of plan assets at end of year	157	170

Funded status	(290)	(236)

Classification of the funded status is as follows
- Prepaid pension cost within other non-current assets	—	18
- Accrued pension cost within other non-current liabilities	(282)	(245)
- Accrued pension cost within accrued liabilities	(8)	(9)

Total	(290)	(236)

Accumulated benefit obligation
Accumulated benefit obligation for all Company-dedicated benefit pension plans	416	370

Plans with assets less than accumulated benefit obligation
Funded plans with assets less than accumulated benefit obligation
- Fair value of plan assets	153	17
- Accumulated benefit obligations	204	56
- Projected benefit obligations	224	84
Unfunded plans
- Accumulated benefit obligations	209	179
- Projected benefit obligations	218	187

Amounts recognized in accumulated other comprehensive income (before tax)
Total AOCI at beginning of year	2	22
- Net actuarial loss (gain)	74	(21)
- Exchange rate differences	(6)	1

Total AOCI at end of year	70	2

Summary of Weighted Average Assumptions Used to Calculate Projected Benefit Obligations and Net Periodic Pension Cost

The weighted average assumptions used to calculate the projected benefit obligations were as follows:

	2014	2013

Discount rate	2.6%	3.7%
Rate of compensation increase	1.8%	2.3%

The weighted average assumptions used to calculate the net periodic pension cost were as follows:

	2014	2013	2012

Discount rate	3.7%	3.5%	4.4%
Expected returns on plan assets	4.2%	4.0%	4.1%
Rate of compensation increase	2.3%	2.4%	3.1%

Components of Net Periodic Pension Costs

The components of net periodic pension costs were as follows:

	2014	2013	2012

Service cost	10	12	11
Interest cost on the projected benefit obligation	13	15	14
Expected return on plan assets	(7)	(7)	(6)
Amortization of net (gain) loss	(1)	1	—
Curtailments & settlements	—	—	(2)
Other	—	—	1

Net periodic cost	15	21	18

Summary of Actual Pension Plan Assets Allocation and Classification

The actual pension plan asset allocation at December 31, 2014 and 2013 is as follows:

	2014	2013

Asset category:
Equity securities	35%	32%
Debt securities	54%	53%
Other	11%	15%

	100%	100%

The following table summarizes the classification of these assets.

	2014			2013
	Level I	Level II	Level III	Level I	Level II	Level III

Equity securities	1	47	—	1	51	—
Debt securities	15	61	—	15	66	—
Other	12	6	3	13	7	4

	28	114	3	29	124	4

Summary of Estimated Future Pension Benefit Payments	The following benefit payments are expected to be made (including those for funded plans):

2015	14
2016	13
2017	13
2018	16
2019	17
Years 2020-2024	107